Thornburg Intermediate Municipal Fund
All data as of 9.30.99

Fund Facts

Thornburg Intermediate Municipal Fund
                                                      A Shares   C Shares
SEC Yield .....................................        4.03%      3.70%
Taxable Equivalent Yields .....................        6.67%      6.13%
NAV ...........................................   $   13.00  $   13.01
Max. Offering Price ...........................   $   13.27  $   13.01

Total returns
(Annual Average - After Subtracting Maximum Sales Charge)

One Year                                              (3.06)%    (1.48)%
Five Year ...............................              5.05%      5.02%
Since Inception ..........................             6.09%      4.73%
Inception Date                                    (7.23.1991)   (9.1.1994)


Fund Facts
Thornburg Intermediate Municipal Fund I Shares
SEC Yield                      4.42%
Taxable Equivalent Yields      7.32%
NAV                          $12.98
Max. Offering Price          $12.98

Total returns
(Annual Average)

One Year                     (0.79)%
Three Year                    4.49%
Since Inception               5.14%
Inception Date    (7.5.1996)


Taxable equivalent yields assume a 39.6% maginal federal tax rate
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Funds Class A Shares is 2.00%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders

Dear Fellow Shareholder,
The fiscal year ending September 30, 1999 continued a period of change in the bond market. After falling to their lowest levels in several years in October 1998, interest rates have risen steadily throughout 1999. The net asset value of the A shares decreased 76 cents per share to $13.00 over the year. If you were with us for the entire period, you received dividends of 62 cents per share. If you reinvest your dividends, you received 63.2 cents per share. For the year ended September 30, investors who owned C shares received dividends of 56.5 and
57.6 cents per share, respectively. Your fund is a managed bond portfolio. Its performance over the last year is a total of all the stories of the individual bonds in our portfolio plus a few that we traded during the period. One typical story pertains to our investment in $1,880,000 of the Noblesville, Indiana High School Building Corporation bonds due 1/5/2007. This is a AAA-rated, insured bond from an A-rated school district. The graph on this page compares the price change of Thornburg Intermediate Municipal Fund with the price change in the Noblesville School bond. Note: This graph considers market price changes only, not total return. On September 30, 1998 this bond was worth 111.46% of its $1.88 million maturity amount at a then market yield of 4.10%. On September 30, 1999 an increase in its market yield to 4.92% decreased the price of the bond to 105% of its maturity value. In general, the price volatility of your fund was less than that of the single Noblesville bond.


Nothing has happened in the last several years of fluctuating interest rates to change the ultimate maturity value of this bond, or most of the other bonds you own through your investment in this fund. What has changed? The interim market prices of these bonds moved lower through most of 1999, with the shortest and highest quality bonds performing best. If interest rates drop in the future, the longest bonds in the portfolio will perform best. Your portfolio includes over 400 bonds from 48 states and 2 U.S. territories, 85% of which are rated A or better by one of the major rating agencies. Your bond portfolio in Thornburg Intermediate Municipal Fund is laddered to give a dollar weighted average maturity of approximately 8.5 years. This is shorter than the 10 year maximum average maturity for your fund. Percentages of the portfolio maturing in the coming years are summarized below:

         % of portfolio    Cumulative %
         maturing within   maturing by end of
         2 years = 6%      year 2 = 6%
    2 to 4 years = 11%     year 4 = 17%
    4 to 6 years = 15%     year 6 = 32%
    6 to 8 years = 17%     year 8 = 49%
   8 to 10 years = 12%     year 10 = 61%
  10 to 12 years = 12%     year 12 = 73%
  12 to 14 years = 13%     year 14 = 86%
  14 to 16 years = 7%      year 16 = 93%
  16 to 18 years = 5%      year 18 = 98%
   Over 18 years = 2%

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's
4-star overall rating* for risk adjusted performance. We would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Intermediate Municipal Fund.
Sincerely,


Brian J. McMahon  George T. Strickland
Portfolio Manager Portfolio Manager

Percentages can and do vary.

*Morningstar proprietary rating reflects historical risk adjusted performances as of 9/30/99. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar overall ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars and 22.5% receive four stars. THIMX is ranked 4 stars for the 3 year period and 4 stars for the 5 year period. At 9/30/99, there were 1,611 bond funds with 3-year ratings and 1,241 with 5-year ratings in Morningstar's Municipal National Intermediate category. Past performance cannot guarantee future results.



Statement of assets and liabilities
ASSETS

Investments at value (cost $432,157,067) .............   $435,924,422
Cash .................................................        613,874
Receivable for investments sold ......................      9,873,482
Principal receivable .................................      1,303,375
Receivable for fund shares sold ......................        372,406
Interest receivable ..................................      6,526,394
Prepaid expenses and other assets ....................         39,336
         Total Assets ................................    454,653,289

LIABILITIES

Payable for investments purchased ....................     38,114,819
Payable for fund shares redeemed .....................        388,821
Payable to investment advisor (Note 3) ...............        197,714
Accounts payable and accrued expenses ................        268,572
Dividends payable ....................................        526,922
         Total Liabilities ...........................     39,496,848

NET ASSETS ...........................................   $415,156,441

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($363,907,874 applicable to 27,994,217 shares of beneficial interest
outstanding - Note 4) .................................. $      13.00

Maximum sales charge, 2.00 % of offering price (2.04% of net asset value per share) 0.27 Maximum Offering Price Per Share $ 13.27

Class C Shares:
Net asset value and offering price per share * ($32,476,770
applicable to 2,494,963 shares of beneficial interest
outstanding - Note 4) ................................   $      13.02

Class I Shares:
Net asset value, offering and redemption price per share
($18,771,797 applicable to 1,446,106 shares of beneficial
interest outstanding - Note 4) .......................   $      12.98

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations INVESTMENT INCOME:
Interest income (net of premium amortized of $1,269,990) ....... $ 23,582,452

EXPENSES:
Investment advisory fees (Note 3) ..............................    2,111,379
Administration fees (Note 3)
         Class A Shares ........................................      467,570
         Class C Shares ........................................       32,866
         Class I Shares ........................................       10,964
Distribution and service fees (Note 3)
         Class A Shares ........................................      888,339
         Class C Shares ........................................      262,852
Transfer agent fees ............................................      225,135
Custodian fees .................................................      263,340
Registration and filing fees ...................................       73,659
Professional fees ..............................................       55,750
Accounting fees ................................................       39,608
Director fees ..................................................        8,990
Other expenses .................................................       34,240

                  Total Expenses ...............................    4,474,692

Less:
         Expenses reimbursed by investment advisor (Note 3) ....     (132,097)
         Distribution and service fees waived (Note 3) .........     (105,097)

                  Net Expenses .................................    4,237,498

                  Net Investment Income ........................   19,344,954

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized gain (loss) on investments sold ...................   (1,706,387)
Increase (decrease) in unrealized appreciation of investments ..  (22,393,490)

                  Net Realized and Unrealized Gain (Loss)
                  on Investments ........                         (24,099,877)

                  Net Increase (Decrease) in Net Assets
                  Resulting from Operations                      $ (4,754,923)


See notes to financial statements.


Statements of changes in net assets INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income .......................................   $  19,344,954    $  17,234,497
Net realized gain (loss) on investments sold ................      (1,706,387)          (6,912)
Increase (decrease) in unrealized appreciation of investments     (22,393,490)       8,357,549

                  Net Increase (Decrease) in Net Assets
                  Resulting from Operations .................      (4,754,923)      25,585,134

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares .....................................     (17,170,391)     (15,657,563)
         Class C Shares .....................................      (1,101,652)        (651,834)
         Class I Shares .....................................      (1,072,911)        (925,101)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares .....................................      17,006,019       51,262,140
         Class C Shares .....................................      13,257,999        9,184,520
         Class I Shares .....................................        (427,657)       3,422,817

                  Net Increase in Net Assets ................       5,736,484       72,220,113

NET ASSETS:
         Beginning of year ..................................     409,419,957      337,199,844

         End of year ........................................   $ 415,156,441    $ 409,419,957


See notes to financial statements ...........................


Notes to financial statements
Note 1 - Organization
Thornburg Intermediate Municipal Fund (the "Fund"), is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven series of shares of beneficial interest in addition to those of the Fund:
Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital. The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the year ended September 30, 1999 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Net realized capital losses are caried forward to offset realized capital gains in future years. To the extent such carryforwards are used, no capital distributions will be made. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General:
Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended September 30, 1999, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 1999, the Adviser voluntarily reimbursed certain operating expenses amounting to $132,097. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the year ended September 30, 1999, the Distributor earned commissions aggregating $55,228 from the sale of Class A shares and collected contingent deferred sales charges aggregating $11,875 from redemptions of Class C shares of the Fund. Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares. The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans and the total amount waived for the year ended September 30, 1999, are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note 4 - Shares of Beneficial Interest At September 30, 1999 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $416,761,877. Transactions in shares of beneficial interest were as follows:

                                                Year Ended September 30, 1999      Year Ended September 30, 1998
Class A Shares ..........................         Shares           Amount           Shares          Amount
Shares sold .............................       5,704,529    $  77,034,692        7,385,323    $ 100,141,305
Shares issued to shareholders in
         reinvestment of dividends ......         819,140       11,025,834          720,408        9,776,852
Shares repurchased ......................      (5,288,828)     (71,054,507)      (4,320,609)     (58,656,017)

Net Increase ............................       1,234,841    $  17,006,019        3,785,122    $  51,262,140

Class C Shares
Shares sold .............................       1,556,226    $  20,958,010          856,554    $  11,633,499
Shares issued to shareholders
         in reinvestment of distributions          68,928          926,111           39,904          542,272
Shares repurchased ......................        (644,090)      (8,626,122)        (220,287)      (2,991,251)

Net Increase ............................         981,064    $  13,257,999          676,171    $   9,814,520

Class I Shares
Shares sold .............................         578,942    $   7,856,556          512,235    $   6,945,507
Shares issued to shareholders in
         reinvestment of dividends ......          29,386          392,038           15,799          194,177
Shares repurchased ......................        (651,720)      (8,676,251)        (274,398)      (3,716,867)

Net Increase ............................         (43,392)       $(427,657)         253,636    $   3,422,817



Note 5 - Securities Transactions
For the year ended September 30, 1999, the Fund had purchase and sale transactions (excluding short-term securities) of $130,934,363 and $103,612,208, respectively. At September 30, 1999, net unrealized appreciation of investments was $3,767,355 resulting from $11,010,372 gross unrealized appreciation and $7,243,017 gross unrealized depreciation. Accumulated net realized losses from securities transactions included in net assets at September 30, 1999 aggregated $5,372,791. For Federal income tax purposes the Fund had deferred capital losses occuring subsequent to October 31, 1998 of $1,700,000 and capital loss carryforwards of $3,673,000. The carryforwards expire in varying amounts through 2007.


Financial highlights
                                                                                     Year Ended September 30,
                                                             1999            1998            1997            1996           1995
Class A Shares:
Net asset value, beginning of year ...................... $ 13.76        $  13.46         $ 13.23           $ 13.18        $ 12.73

Income from investment operations:
                Net investment income ....................   0.62            0.63            0.66            0.68            0.68
                Net realized and unrealized
                gain (loss) on investments ...............  (0.76)           0.30            0.23            0.05            0.45


Total from investment operations .........................  (0.14)           0.93            0.89            0.73            1.13
Less dividends from:
                Net investment income ....................  (0.62)          (0.63)          (0.66)          (0.68)           0.68)


Change in net asset value ................................  (0.76)           0.30            0.23            0.05            0.45


Net asset value, end of year ...........................  $ 13.00         $ 13.76          $ 13.46          $13.23         $ 13.18

Total return (a) .........................................  (1.09%)          7.08%           6.90%           5.64%           9.16%

Ratios/Supplemental Data Ratios to average net assets:
                  Net investment income ..................   4.59%           4.65%           4.96%           5.12%           5.31%
                  Expenses, after expense reductions .....   0.99%           1.00%           1.00%           1.00%           1.00%
                  Expenses, before expense reductions1.02%   1.04%           1.05%           1.09%           1.08%

Portfolio turnover rate ..................................  23.17%          16.29%          15.36%          12.64%          32.20%

Net assets at end of year (000) .................      $   363,908     $   368,108     $   309,293     $   246,128    $    227,881


(a) Sales loads are not reflected in computing total return which is not annualized for periods less than one year. Note: From September 1, 1994 to September 28, 1995 the Fund issued class B shares, which at the time of their conversion to class A shares on September 28, 1995 represented less than 1% of the Fund's net assets


Class C Shares:
Net asset value, beginning of year ...................    $      13.77   $      13.48        $ 13.24       $ 13.20     $   12.73


Income from investment operations:
         Net investment income .......................            0.56           0.58           0.61          0.63          0.60
         Net realized and unrealized
         gain (loss) on investments (0.75) ...........            0.29           0.24           0.04          0.47


Total from investment operations .....................           (0.19)          0.87           0.85          0.67          1.07
Less dividends from:
         Net investment income .......................           (0.56)         (0.58)         (0.61)        (0.63)        (0.60)


Change in net asset value ............................           (0.75)          0.29           0.24          0.04          0.47


Net asset value, end of year .........................        $  13.02        $  13.77       $ 13.48       $ 13.24       $ 13.20

Total return (a) .....................................           (1.48)%         6.57%          6.55%         5.14%         8.60%

Ratios/Supplemental Data Ratios to average net assets:
             Net investment income ...................            4.19%          4.23%          4.55%         4.73%         4.62%
             Expenses, after expense reductions ......            1.40%          1.40%          1.40%         1.40%         1.66%
             Expenses, before expense reductions .....            1.85%          1.93%          1.99%         1.97%         2.35%

Portfolio turnover rate ..............................           23.17%         16.29%         15.36%        12.64%        32.20%

Net assets at end of year (000) ....................       $    32,477     $   20,852     $   11,292        $ 7,586      $  4,001


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.




Class I Shares:
Net asset value, beginning of year ...................   $  13.74      $  13.44        $ 13.23   $   13.00


Income from investment operations:
             Net investment income ...................       0.66          0.67           0.70        0.17
             Net realized and unrealized
             gain (loss) on investments ..............      (0.76)         0.30           0.21        0.23

Total from investment operations .....................      (0.10)         0.97           0.91        0.40
Less dividends from:
             Net investment income ...................      (0.66)        (0.67)         (0.70)      (0.17)


Change in net asset value ............................      (0.76)         0.30           0.21        0.23


Net asset value, end of year .........................   $  12.98      $  13.74        $ 13.44    $  13.23

Total return (a) .....................................      (0.79)%        7.41%          7.07%       3.11%

Ratios/Supplemental Data Ratios to average net assets:
             Net investment income ...................       4.89%         4.95%          5.16%       5.49%(b)
             Expenses, after expense reductions ......       0.69%         0.69%          0.69%       0.70%(b)
             Expenses, before expense reductions .....       0.79%         0.79%          1.24%       6.10%(b)

Portfolio turnover rate ..............................      23.17%        16.29%         15.36%      12.64%

Net assets at end of year (000) ......................   $ 18,772     $   20,461     $   16,615     $   689


(a)  Not annualized for periods less than one year.
(b)  Annualized.
*  Sales of Class I shares commenced on July 5, 1996.

[/TABLE]



Schedule of Investments
Thornburg Intermediate Municipal Fund
September 30, 1999    CUSIPS:Class A - 885-215-202, Class C - 885-215-780, Class I - 885-215-673
NASDAQ Symbols: Class A - THIMX, Class C - THMCX, Class I - THMIX

Alabama              (2.20%)
1,530,000            Alabama A & M University Housing & General Fee Revenue     Aaa/AAA        $1,640,084
                     Series 1992, 6.20%due 11/1/2005 (Living and Learning
                     Center Project; Insured: MBIA)
500,000              Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured:       Aaa/AAA        537,390
                     MBIA)
250,000              Alabama Municipal Electric Authority Power Supply System   Aaa/AAA        263,080
                     Series 1991-A,6.50% due 9/1/2005 (Insured: MBIA)
920,000              Birmingham Airport Authority Revenue Refunding, 5.25%      Aaa/AAA        939,026
                     due 7/1/2004  (whenissued)
965,000              Birmingham Airport Authority Revenue Refunding, 5.25%      Aaa/AAA        981,202
                     due 7/1/2005  (whenissued)
1,635,000            Birmingham Airport Authority Revenue Refunding, 5.50%      Aaa/AAA        1,581,209
                     due 7/1/2015   (whenissued)
215,000              Birmingham South Medical Clinic, 6.30% due 11/1/2003       NR/NR          221,194
1,600,000            Lauderdale County & Florence Health Group Series A,        Aaa/AAA        1,627,200
                     5.75% due 7/1/2013
750,000              Montgomery County Revenue, 7.00% due 4/1/2007 (Human       NR/NR          794,025
                     Resources Project)
920,000              Pell County Industrial Development Board Revenue Series    NR/NR          922,502
                     1989-A, 7.75% due9/1/2004 (Shelby Creek Fabricators
                     Project; LOC: Southtrust Bank)
Alaska               (1.30%)
1,000,000            Alaska Industrial Development & Export Authority Series    A2/A-          1,022,230
                     1991-A, 7.30% due4/1/2006
500,000              Anchorage Refunding School, 6.00% due 10/1/2012            Aaa/AAA        531,135
845,000              Anchorage Electric Utility Revenue, 5.75% due 12/1/2005    Aaa/AAA        888,222
                     (Insured: MBIA)
1,500,000            North Slope Borough General Obligation Capital             Aaa/AAA        1,356,315
                     Appreciation Series 1993-B,0% due 1/1/2002 (Insured:
                     MBIA)
1,660,000            Seward Revenue, 7.375% due 10/1/2007 (Alaska Sealife       NR/NR          1,696,520
                     Center Project)
Arizona              (1.20%)
2,710,000            Arizona Municipal Finance Program, 8.70% due 8/1/2005      Aaa/AAA        3,263,409
                     (ETM)
500,000              Maricopa County Unified School District 89, Dysart         Aaa/AAA        463,830
                     School District GeneralObligation, 0% due 7/1/2001
                     (Insured: FGIC)
400,000              Tucson General Obligation Series D, 9.75% due 7/1/2012     NR/AA          561,356
500,000              Tucson General Obligation Series D, 9.75% due 7/1/2013     NR/AA          707,010
California           (12.10%)
2,735,000            California Health Facilities Financing, 5.50% due          NR/AA-         2,759,533
                     8/1/2011
500,000              California Health Facilities Financing Authority, 5.625%   NR/A-          504,880
                     due 5/15/2008
675,000              California Housing Finance Authority Revenue Series        Aa/AA-         692,314
                     1985-B, 9.875% due2/1/2017
580,000              California Infrastructure & Economic, 5.50% due            NR/A           578,422
                     12/1/2011 (American CenterFor Wine Food Arts Project)
1,935,000            California Infrastructure & Economic, 5.65% due            NR/A           1,898,545
                     12/1/2014 (American CenterFor Wine Food Arts Project)
1,700,000            California Pollution Control Solid Waste Authority,        Aaa/NR         1,836,221
                     6.75% due 7/1/2011
1,000,000            California Statewide Community Development Authority       NR/NR          1,065,920
                     Series 1996-A, 6.00%due 9/1/2005 (San Gabriel Medical
                     Center Project; Insured: CaliforniaHealth)
4,500,000            California Statewide Community Development Authority       Aaa/AAA        4,765,500
                     Certificate ofParticipation, 5.50% due 10/1/2007
                     (Unihealth America Project; Insured:AMBAC)
3,340,000            California Statewide Community Development Authority       NR/NR          3,582,050
                     Certificate ofParticipation, 5.90% due 4/1/2009
1,740,000            Escondido Joint Powers Financing Authority Lease           Aaa/AAA        1,188,107
                     Revenue, 0% due 9/1/2007(Center for the Arts Project;
                     Insured: AMBAC)
8,095,000            Glendale Hospital Revenue Refunding Revenue, 7.75% due     NR/A+          9,321,554
                     1/1/2009 (VerdugoHills Project; Insured: Industrial
                     Indemnity)
500,000              Irwindale Community Redevelopment Agency, 6.60% due        Baa3/NR        555,980
                     8/1/2018 , pre-refunded8/1/05
500,000              Los Angeles Water and Power, 9.00% due 9/1/2004            Aa3/AA         590,575
160,000              Orange County Refunding Recovery A, 5.20% due 6/1/2003     Aaa/AAA        165,875
                     (ETM)
190,000              Orange County Unrefunded Balance Refunding Recovery A,     Aaa/AAA        197,108
                     5.20% due 6/1/2003(Insured: MBIA)
100,000              Orange County Local Transportation Authority Sales Tax     Aa3/AA+        102,259
                     Revenue, 5.50% due2/15/2001
1,190,000            Orange County Refunding Recovery, 6.50% due 6/1/2004       Aaa/AAA        1,303,811
                     (Insured: MBIA)
2,280,000            Orange County Refunding Recovery, 6.50% due 6/1/2005       Aaa/AAA        2,518,967
                     (Insured: MBIA)
2,850,000            Orange County Special Financing Authority Teeter Plan      Aaa/A-1        2,937,125
                     Revenue Series E,6.35% due 11/1/2014  put 11/1/01 (LOC:
                     Industrial Bank of Japan)
1,500,000            Sacramento Municipal Utility District Electric Revenue,    Aaa/AAA        1,605,000
                     7.32% (variablerate) due 11/15/2006 (Insured: FSA)
500,000              San Diego County Water Authority Revenue & Refunding       Aaa/AAA        554,375
                     Series 1993-A, 7.325%(variable rate) due 4/25/2007
                     (Insured: FGIC)
1,925,000            San Diego Water Revenue Certificate of Participation,      Aa3/AA-        2,030,663
                     6.25% due 5/1/2004
405,000              San Francisco Downtown Parking Corporation Series 1993,    A3/NR          408,936
                     5.70% due 4/1/2000
425,000              San Francisco Downtown Parking Corporation Series 1993,    A3/NR          434,924
                     5.85% due 4/1/2001
145,000              San Marcos Certificate of Participation Series C, 0% due   NR/AAA         111,257
                     8/15/2005  (ETM)
740,000              San Marcos Certificate of Participation Series D, 0% due   NR/AAA         566,589
                     9/2/2005  (ETM)
5,935,000            Santa Clara County Financing Authority Multiple            Aaa/AAA        5,674,097
                     Facilities Series B, 5.25%due 5/15/2016  (when issued)
1,000,000            Southern California Public Power Transmission Project      Aa/A           442,090
                     Revenue, 0% due7/1/2014
1,000,000            Stanton Multi Family Housing Revenue Bond Series 1997,     NR/AAA         1,022,280
                     5.62% due 8/1/2029  put 8/1/09 (Continental Gardens
                     Project; Collateralized: FNMA)
700,000              Sulphur Springs School District General Obligation         NR/A           736,820
                     Series B, 5.60% due3/1/2004
800,000              Sulphur Springs School District General Obligation         NR/A           847,256
                     Series B, 5.70% due3/1/2005
450,000              Sunline Transit Agency Certificate of Participation        A/NR           470,236
                     Series A, 5.625% due7/1/2004
215,000              Sunline Transit Agency Certificate of Participation        A/NR           225,916
                     Series A, 5.75% due7/1/2005
Colorado             (3.10%)
100,000              Arvada Company Industrial Development Revenue, 5.25% due   NR/NR          97,149
                     12/1/2007 (WancoIncorporated Project; LOC: U.S. Bank,
                     N.A.)
450,000              Arvada Company Industrial Development Revenue, 5.60% due   NR/NR          432,819
                     12/1/2012 (WancoIncorporated Project; LOC: U.S. Bank,
                     N.A.)
2,000,000            Central Platte Valley Metropolitan District Company,       NR/A           1,908,100
                     5.15% due 12/1/2013
420,000              Colorado Student Loan Revenue Series 1992-B, 6.55% due     A/NR           429,979
                     12/1/2002
1,500,000            Colorado Student Obligation Bond Student Loan Senior       A2/NR          1,552,770
                     Subordinated Series B,6.20% due 12/1/2008
960,000              Colorado Student Obligation Bond Authority Student Loan    A/NR           988,877
                     Revenue Series B,5.90% due 9/1/2002
2,000,000            Dawson Ridge Met District 1, 0% due 10/1/2022              Aaa/NR         424,800
1,000,000            Denver Company City County Excise Tax Refunding Series     Aaa/AAA        1,007,550
                     A, 5.50% due9/1/2013
2,830,000            Larimer County General Obligation, 8.45% due 12/15/2005    A2/NR          3,378,765
                     (Poudre SchoolDistrict R1 Project)
2,500,000            Mesa Valley School District Certificate of Participation   Aaa/AAA        2,652,025
                     Series B, 6.875%due 12/1/2005 (Insured: FSA)
235,000              Thornton County Single Family Mortgage Revenue Series      A/NR           245,538
                     1992-A, 8.05% due8/1/2009
Connecticut          (0.90%)
2,470,000            Bristol Resource Recovery Facility Operating Committee -   A2/NR          2,519,351
                     Solid WasteRevenue Refunding Series 1995, 6.125% due
                     7/1/2003 (Ogden Martin at BristolProject)
90,000               New Britain Senior Citizen Housing Development Mortgage    NR/AAA         92,769
                     Revenue RefundingSeries A, 6.50% due 7/1/2002 (Nathan
                     Hale Apartments Project; Insured: FHA)
500,000              Stratford General Obligation Series 1992, 7.15% due        NR/NR          529,735
                     3/1/2003
500,000              Stratford General Obligation Series 1992, 7.20% due        NR/NR          530,080
                     3/1/2004
Delaware             (0.80%)
3,235,000            Delaware Transportation Authority System Revenue, 6.25%    A1/AA          3,409,237
                     due 7/1/2004
District of          (2.10%)
Columbia
3,000,000            District Columbia Refunding Series B, 6.00% due 6/1/2015   Aaa/AAA        3,120,630
1,000,000            District of Columbia Certificate of Participation Series   NR/BBB-        1,053,330
                     1993, 7.30% due1/1/2013
80,000               District of Columbia HFA Mortgage Revenue Refunding,       Aaa/AAA        80,722
                     6.00% due 7/1/2002(Insured: MBIA)
600,000              District of Columbia Hospital Revenue Refunding            Aaa/AAA        597,462
                     Medlantic Healthcare GroupA, 5.375% due 8/15/2015
1,295,000            District of Columbia Hospital Revenue (Medlantic           Aaa/AAA        1,372,596
                     Healthcare Group) Series1997-A, 6.00% due 8/15/2004
                     (Insured: MBIA)
1,000,000            District of Columbia Hospital Revenue (Medlantic           Aaa/AAA        1,064,420
                     Healthcare Group) Series1997-A, 6.00% due 8/15/2005
                     (Insured: MBIA)
305,000              District of Columbia Housing Mortgage Revenue, 5.30% due   NR/AAA         301,932
                     12/1/2009
75,000               District of Columbia Pre-refunded Series A, 5.75% due      NR/NR          77,954
                     6/1/2003
325,000              District of Columbia Revenue, 0% due 2/15/2002 (Assoc.     NR/AA-         289,971
                     of American MedicalColleges)
250,000              District of Columbia Revenue, 0% due 2/15/2004 (Assoc.     NR/AA-         200,478
                     of American MedicalColleges)
925,000              District of Colunbia Un-refunded Balance Refunding A,      Baa3/BBB       954,489
                     5.75% due 6/1/2003
Florida              (4.20%)
1,190,000            Broward County Multi Family Housing, 5.40% due 10/1/2011   NR/NR          1,181,706
                     (Pembroke ParkApts Project; LOC: Florida Housing Finance
                     Corp.)
240,000              Dade County Educational Facilities Revenue, 7.65% due      Aaa/AAA        249,454
                     4/1/2010 pre-refunded4/1/00 @ 102 (University of Miami
                     Project; Insured: MBIA)
1,000,000            Dade County General Obligation, 7.00% due 10/1/2006        Aaa/AAA        1,131,440
                     (Insured: AMBAC)
1,100,000            Duval County HFA Multi Family Housing Revenue Series       NR/A           1,113,255
                     1996, 5.35% due9/1/2006 (St. Augustine Apartments
                     Project)
115,000              Duval County HFA Single Family Housing Revenue Series      Aaa/NR         120,397
                     94, 6.10% due4/1/2006 (GNMA Guaranteed)
115,000              Duval County HFA Single Family Housing Revenue Series      Aaa/NR         120,502
                     94, 6.10% due10/1/2006 (GNMA Guaranteed)
2,320,000            Enterprise Community Development District Assessment       Aaa/AAA        2,449,966
                     Bonds, 6.00% due5/1/2010 (Insured: MBIA)
110,000              Florida Board of Education Cap Outlay, 9.125% due          Aaa/AAA        146,583
                     6/1/2014
690,000              Florida Board of Education Cap Outlay, 9.125% due          Aa2/AA+        923,875
                     6/1/2014
1,460,000            Florida Board Of Education Capital Outlay Refunding        Aa2/AA+        1,451,225
                     Public Education SeriesD, 5.75% due 6/1/2018  (when
                     issued)
250,000              Florida Housing Finance Authority Multi Family Housing     NR/AA-         251,183
                     Revenue, 5.10% due4/1/2013  put 4/1/02 (Park Colony
                     Project; LOC: Mellon Bank)
320,000              Jacksonville Health Facilities Authority IDR, 7.55% due    Baa1/NR        350,182
                     12/1/2007 (NationalBenevolent Association Project)
100,000              Lee County Hospital Board Director's Revenue Series A,     Aaa/AAA        102,250
                     5.70% due 4/1/2001(Lee Memorial Hospital Project;
                     Insured: MBIA)
2,515,000            Miami Dade County Special Obligation Subordinated Series   Aaa/AAA        1,221,812
                     C, 0% due10/1/2012 (Insured: MBIA)
5,000,000            Miami Dade County Special Obligation Subordinated Series   Aaa/AAA        2,266,750
                     1997-C, 0% due10/1/2013 (Insured: MBIA)
500,000              Orlando & Orange County Expressway Revenue, 8.25% due      Aaa/AAA        643,285
                     7/1/2014 (Insured:FGIC)
150,000              Osceola County Health Facilities Revenue Series 1994,      Aaa/AAA        157,305
                     5.75% due 5/1/2004(Evangelical Lutheran Good Samaritan
                     Project; Insured: AMBAC)
2,000,000            Pasco County Housing Finance Authority MFHR, 5.50% due     NR/AA-         2,027,360
                     6/1/2027 put 6/1/08(Cypress Trail Apartments  Project;
                     Guaranty: Axa Reinsurance)
650,000              Pensacola Apartment Revenue Series A, 6.25% due            Aaa/AAA        698,347
                     10/1/2004
1,405,000            South Broward Hospital District Revenue, 7.50% due         Aaa/AAA        1,563,414
                     5/1/2008 (Insured:AMBAC)
Georgia              (1.00%)
1,800,000            George L Smith Georgia World Center Refunding, 6.00% due   Aaa/AAA        1,869,858
                     7/1/2010  (whenissued)
2,000,000            George L Smith Georgia World Center Refunding, 5.75% due   Aaa/AAA        1,976,960
                     7/1/2015  (whenissued)
250,000              Georgia Municipal Electric Authority Power Revenue         A3/A           338,885
                     Series Y, 10.00% due1/1/2010
1,495,000            Richmond County Development Authority Revenue, 0% due      Aaa/NR         325,237
                     12/1/2021
Hawaii               (0.50%)
1,400,000            Hawaii Department Budget & Finance, 5.35% due 7/1/2018     NR/BBB+        1,240,652
                     (Wilcox MemorialHospital Project)
970,000              Hawaii Housing Finance Development Corporation Series B,   Aa1/AA         973,647
                     5.85% due 7/1/2017
Idaho                (1.40%)
1,060,000            Boise City Industrial Development Corporation, 5.05% due   A1/NR          1,029,387
                     12/15/2006(Western Trailer Company Project)
985,000              Boise City Industrial Development Corporation, 5.40% due   A1/NR          953,992
                     12/15/2009(Western Trailer Company Project; LOC: First
                     Security)
750,000              Idaho Health Facilities Authority Hospital Revenue,        NR/BBB         656,025
                     5.30% due 7/15/2018(Idaho Elks Rehabilitation Hospital
                     Project)
1,000,000            Idaho Housing & Finance Association Single Family          Aaa/NR         973,520
                     Housing Revenue SeriesI-2, 5.65% due 7/1/2016
1,000,000            Idaho Housing & Finance Association Single Family          Aaa/NR         978,800
                     Mortgage Revenue, 5.70%due 7/1/2016
430,000              Idaho Housing Agency Single Family Mortgage Revenue        Aa1/AA         439,443
                     Series C, 7.875% due1/1/2021
955,000              Idaho Student Loan Series 1992-B, 6.00% due 4/1/2000       NR/NR          959,966
Illinois             (8.60%)
1,930,000            Bedford Park Tax Increment Revenue Refunding Series        NR/BBB-        2,222,163
                     1993, 8.00% due12/1/2010
300,000              Central Lake County Joint Action Water Agency Series       Aaa/AAA        228,669
                     1991, 0% due 5/1/2005(Insured: MBIA)
800,000              Champaign County Community Unit Series C, 0% due           Aaa/AAA        425,968
                     1/1/2011
2,285,000            Chicago Tax Increment Allocation Lincoln Belmont A,        NR/A           2,129,666
                     5.30% due 1/1/2014
4,000,000            Cook County Community Collection Dist 508, 7.70% due       Aaa/AAA        4,624,040
                     12/1/2005 (Insured:MBIA)
2,440,000            Cook County Community School District 97 Series B, 9.00%   Aaa/NR         3,257,180
                     due 12/1/2012
655,000              Du Page County School District Capital Appreciation, 0%    Aaa/NR         377,621
                     due 2/1/2010
2,300,000            Illinois Development Finance Authority Revenue Provena     Aaa/AAA        2,305,336
                     Health Series A,5.50% due 5/15/2011
500,000              Illinois Development Financing Authority, 7.125% due       NR/AA-         537,160
                     3/15/2007 (Children'sHome & Aid Society Project; LOC:
                     American National Bank of Chicago)
2,400,000            Illinois Development Financing Authority Debt              NR/A           2,633,928
                     Restructuring Revenue Series1994, 7.25% due 11/15/2009
                     (East St. Louis Project)
320,000              Illinois Educational Facilities Authority Revenue,         A1/NR          341,581
                     7.125% due 7/1/2011
230,000              Illinois Educational Facilities Authority Revenues         Aaa/AAA        246,427
                     pre-refunded LoyolaUniversity A, 6.00% due 7/1/2011
770,000              Illinois Educational Facilities Authority Revenues         Aaa/AAA        815,245
                     Unrefunded BalanceLoyola A, 6.00% due 7/1/2011
230,000              Illinois Educational Facilities Authority Revenues         Aaa/AAA        245,205
                     pre-refunded LoyolaUniversity A, 6.00% due 7/1/2012
770,000              Illinois Educational Facilities Authority Revenues         Aaa/AAA        811,388
                     Unrefunded BalanceLoyola A, 6.00% due 7/1/2012
1,500,000            Illinois Educational Facilities Authority Revenues         NR/A           1,405,275
                     Midwestern University B,5.50% due 5/15/2018
1,000,000            Illinois Health Facilities Authority Revenue Series        Baa2/BBB+      1,032,060
                     1992, 7.00% due7/1/2002 (Trinity Medical Center Project)
103,000              Illinois Health Facilities Authority Revenue Series A,     Aaa/AAA        117,549
                     7.60% due 8/15/2010(Insured: FSA)
693,000              Illinois Health Facilities Authority Revenue, 7.60% due    Aaa/AAA        726,063
                     8/15/2010 (Insured:FSA)
1,250,000            Illinois Health Facilities Authority Revenue Healthcare    Aa2/A          1,244,225
                     Systems, 6.25% due11/15/2019
500,000              Illinois Health Facilities Authority Revenue Refunding     Baa2/BBB       525,785
                     Series 1992, 7.00%due 1/1/2007 (Mercy Hospital Project)
1,455,000            Illinois State Partners, 5.20% due 7/1/2012                Aaa/AAA        1,424,110
1,525,000            Illinois University Auxiliary Facilities System Revenue    Aaa/AAA        1,398,105
                     Series 1992, 0% due10/1/2001 (Insured: MBIA)
1,000,000            Lake County Community Consolidated School District 73,     Aaa/NR         1,217,800
                     9.00% due 1/1/2006(Insured: FSA)
710,000              McHenry County School District Woodstock General           Aaa/AAA        780,865
                     Obligation, 6.80% due1/1/2006 (Insured: FSA)
210,000              Rock Island Residential Mortgage Revenue, 7.70% due        Aa/NR          219,311
                     9/1/2008
800,000              Sangamon County Property Tax Lease Receipts, 7.45% due     Aa/NR          913,744
                     11/15/2006
1,000,000            Southwestern Illinois Development Authority Medical        Baa2/BBB+      1,085,320
                     Facilities Series A,7.00% due 8/15/2012
500,000              Southwestern Illinois Development Authority Revenue        Baa2/BBB+      449,800
                     Anderson Hospital,5.375% due 8/15/2015
750,000              Springfield Electric Revenue, 6.50% due 3/1/2008           Aa3/A-         824,340
300,000              St. Clair County Series A, 5.30% due 10/1/2012             Aaa/AAA        293,118
1,715,000            Sterling Special Facilities Revenue, 6.00% due 9/1/2014    NA/NA          1,713,216
100,000              Will & Kendall Counties Community School District 202      Aaa/AAA        101,556
                     General Obligation,5.45% due 1/1/2005 (Insured: AMBAC)
Indiana              (7.00%)
895,000              Allen County Economic Development First Mortgage Indiana   NR/NR          873,439
                     Institute OfTechnology, 5.80% due 12/30/2012
540,000              Brownsburg Multi School Building Corp First Mortgage       NR/A           676,075
                     Bonds, 9.90% due7/1/2005  (ETM)
390,000              Carmel Economic Development Revenue Refunding FHA Loan     Aa/NR          402,445
                     Cool Creek, 5.875%due 9/1/2005
665,000              Danville Community Elementary School Building              NR/NR          711,071
                     Corporation, 6.75% due1/15/2004
1,355,000            Delaware County Economic Development Income Tax Lease      Aaa/NR         1,344,377
                     Rental RefundingSeries 1998, 5.25% due 12/1/2009
                     (Insured: MBIA)
2,500,000            Duneland Independent School Building Corporation           Aaa/AAA        2,379,025
                     Refunding First Mortgage,5.125% due 8/1/2014
350,000              East Chicago Elementary School Building First Mortgage     NR/A           372,277
                     Series A, 6.25% due7/5/2008
1,000,000            Gary Building Corporation - Lake County First Mortgage     NR/NR          1,092,040
                     Series 1994-B, 8.25%due 7/1/2010 (Sears Building
                     Project)
255,000              Hamilton Heights Refunding Revenue, 6.60% due 1/1/2008     NR/A           273,258
2,600,000            Hamilton Southeastern North Delaware School Building,      Aaa/AAA        2,816,086
                     6.25% due 7/15/2006
700,000              Indiana Bond Bank Special Program Series 1991-F, 7.00%     NR/A+          734,741
                     due 8/1/2007
3,857,500            Indiana Health Facility Hospital Revenue Hospital          Aa/AA-         3,943,329
                     Revenue, 5.75% due9/1/2015
1,000,000            Indiana Health Facility Hospital Revenue Clarian Health    Aa3/AA         959,300
                     PartnersIncorporated Series, 5.50% due 2/15/2016
885,000              Indiana Public School Building Corp First Mortgage,        NR/AA          941,038
                     6.00% due 1/5/2007
910,000              Indiana Public School Building Corp First Mortgage,        NR/AA          970,897
                     6.00% due 7/5/2007
1,065,000            Indiana State Educational Facilities Authority Revenue,    NR/A-          1,035,308
                     5.65% due 10/1/2015(University Indianapolis Project)
1,025,000            Indiana State Educational Facilities Authority Revenue,    NR/A-          995,695
                     5.70% due 10/1/2016(University Indianapolis Project)
2,000,000            Indianapolis In Economic Development Revenue Park Tudor    Aa3/NR         1,972,140
                     FoundationIncorporated Project, 5.50% due 6/1/2014
740,000              Indianapolis Local Public Improvement Bond Bank, 0% due    Aa2/AA-        442,187
                     7/1/2009
1,195,000            Lake Central Multi District School Building Mortgage       NR/AAA         1,276,786
                     Revenue Series 1992-B,6.25% due 1/15/2004
1,880,000            Noblesville High School Building Corp First Mortgage       Aaa/AAA        1,975,354
                     Bonds, 5.75% due1/5/2007 (Insured: AMBAC)
645,000              North Lawrence Multi School Building Corp Revenue, 6.30%   NR/A           678,437
                     due 7/1/2003
1,000,000            Penn High School Building Corporation Series 1992, 6.00%   NR/A           1,044,030
                     due 6/15/2003
1,375,000            Seymour Community High School Refunding First Mortgage,    Aaa/AAA        1,413,569
                     5.50% due 7/5/2009
730,000              Warrick County Multi Family Housing Revenue, 5.00% due     NR/NR          730,708
                     10/1/2029 put10/1/00 (Village Community Partners
                     Project)
Iowa                 (0.80%)
185,000              Council Bluffs General Obligation Capital Loan Notes       NR/NR          187,277
                     Series B, 5.35% due6/1/2004
300,000              Hills Revenue Refunding Mercy Hospital Iowa City, 5.00%    Aaa/AAA        279,756
                     due 8/15/2013
2,750,000            Iowa Department General Services Certificate of            Aaa/AAA        2,908,428
                     Participation Series 1992,6.50% due 7/1/2006 (Insured:
                     AMBAC)
Kentucky             (2.40%)
1,000,000            Erlanger Improvement Assessment, 7.375% due 8/1/2010       NR/NR          1,025,190
                     (Public Improvement1993 Project; LOC: PNC Bank of Ohio)
2,160,000            Fulton County Industrial Building Revenue Series 1995,     NR/NR          1,836,000
                     7.20% due 2/1/2003(H.I.S. Jeans of Kentucky Project;
                     Guarantee: CHIC by H.I.S.)
2,520,000            Fulton County Industrial Building Revenue Series 1995,     NR/NR          2,142,000
                     7.60% due 2/1/2007(H.I.S. Jeans of Kentucky Project;
                     Guarantee: CHIC by H.I.S.)
1,665,000            Hickman Industrial Building Revenue, 6.95% due 8/1/2009    NR/NR          1,415,250
                     (H.I.S. Jeans ofKentucky Project)
750,000              Kentucky Turnpike Authority Recovery Revenue, 6.00% due    Aaa/AAA        751,185
                     7/1/2009 (Insured:MBIA)
605,000              Mt. Sterling League of Cities Funding Trust Lease Series   Aa/NR          621,885
                     A, 5.625% due3/1/2003 (Investment Agreement w/
                     Transamerica Life; Guaranteed: HealthManagement Assoc.)
465,000              Muhlenberg County Industrial Development, 7.00% due        NR/A           474,444
                     9/1/2001 (HarscoCorporation Project)
1,120,000            Paintsville First Mortgage Revenue Refunding Series        NR/NR          1,193,125
                     1991, 8.65% due9/1/2005 (Paul B. Hall Medical Center
                     Project)
935,000              Wilmore Housing Facilities Revenue United Methodist        NR/NR          873,870
                     Retirement Community,5.55% due 7/1/2013
Louisiana            (3.10%)
465,000              Calcasieu Parish Industrial Development Board Pollution    Baa2/BBB       467,339
                     Control Revenue,7.80% due 12/1/2005 (Cities Service
                     Corporation Project)
19,382               East Baton Rouge Mortgage Financing Authority Purchase     Aaa/AAA        19,461
                     Revenue, 8.25% due2/25/2011 (GNMA Collateralized)
1,250,000            Jefferson Parish Drainage Improvement Refunding, 6.15%     NR/AAA         1,341,450
                     due 9/1/2005(Insured: FGIC)
1,205,000            Louisiana Public Facilities Authority Hospital Refunding   Aaa/AAA        1,201,614
                     FranciscanMissionaries A, 5.50% due 7/1/2012
250,000              Louisiana Public Facilities Authority MFHR, 5.95% due      NR/AA-         256,312
                     6/15/2019 (CarlyleApts. Project; LOC: United Bank of
                     Switzerland)
6,196,625            Louisiana Public Facilities Authority Revenue              NR/NR          4,957,300
                     Refinancing, 8.00% due10/1/2009 (Schwegman Westside
                     Expressway Project) (a)
6,350,000            Orleans Parish School Board, 0% due 2/1/2008               Aaa/AAA        3,948,430
1,285,000            Terrebonne Parish Hospital Service Refunding, 5.30% due    Aaa/AAA        1,212,359
                     4/1/2015(Terrebonne General Med Center Project)
Maine                (0.10%)
415,000              Maine Student Loan Revenue Refunding, 6.90% due            A/NR           429,326
                     11/1/2003
Maryland             (0.30%)
935,000              Ann Arundel County Multi Family Housing Revenue, 7.45%     NR/BBB         994,503
                     due 12/1/2024 put12/1/03 (Twin Coves Apartment Project;
                     Hud Section 8)
500,000              Maryland CDA Department Housing & Community Development    Aa2/NR         515,805
                     Single FamilyProgram First Series, 5.60% due 4/1/2005
Massachusetts        (2.60%)
1,000,000            Fall River General Obligation, 5.25% due 6/1/2010          Aaa/AAA        1,004,440
                     (Insured: MBIA)
275,000              Haverhill General Obligation Municipal Purpose Loan        Baa3/BBB       297,699
                     Series 1991, 7.50% due10/15/2011
330,000              Holyoke General Obligation School Project Loan Act of      Baa2/NR        344,579
                     1948, 7.35% due8/1/2002 pre-refunded 8/1/01
1,000,000            Holyoke General Obligation School Project Loan Act of      Baa2/NR        1,079,260
                     1948, 7.65% due8/1/2009
1,500,000            Massachusetts Development Finance Agency Refunding,        NR/NR          1,447,575
                     6.25% due 1/1/2015
500,000              Massachusetts Health & Education Facilities Authority      Baa3/NR        502,240
                     Revenue, 6.25% due7/1/2004
500,000              Massachusetts Health & Education Facilities Authority      Aaa/BBB        542,070
                     Revenue, 6.625% due11/15/2022
2,730,000            Massachusetts Housing Finance Authority Insured Rental     Aaa/AAA        2,790,579
                     Housing Series1994-A, 6.20% due 1/1/2006 (Insured:
                     AMBAC)
1,905,000            Massachusetts Industrial Financing Agency Revenue Series   Aaa/AAA        1,910,505
                     A, 6.125% due12/1/2011 (Insured: MBIA)
1,000,000            Massachusetts Industrial Financing Authority Revenue       Baa1/BBB+      1,027,360
                     Refunding Series1993-A, 6.15% due 7/1/2002
                     (Massachusetts Refusetech Project)
Michigan             (4.90%)
455,000              Auburn Hills Economic Limited Obligation Revenue           NR/NR          464,155
                     Refunding and Improvement,6.15% due 12/1/2005 (Foamade
                     Industries Project; LOC: Michigan NationalBank)
500,000              Detroit Unlimited Tax General Obligation, 8.00% due        Baa1/AAA       537,165
                     4/1/2011 pre-refunded4/1/01 @ 102
1,000,000            Flint Hospital Building Authority Revenue, 5.375% due      NR/A           926,930
                     7/1/2018 (Hurley MedCenter Project)
2,450,000            Flint Refunding Tax Increment General Obligation Fin       Baa3/BBB+      2,518,037
                     Auth, 6.125% due6/1/2006
1,785,000            Kalamazoo Hospital Finance Authority Revenue Refunding     Aaa/NR         1,797,727
                     Bronson Methodist,5.50% due 5/15/2012
1,000,000            Kent Hospital Finance Authority Michigan Hospital, 7.25%   Aaa/AAA        1,157,230
                     due 1/15/2013
965,000              Kent Hospital Finance Authority Revenue Refunding Series   Aaa/AAA        1,016,106
                     1992, 6.20% due11/1/2002 (Pinerest Christian Hospital
                     Project; Insured: FGIC)
2,350,000            Michigan Higher Education Facilities Authority Refunding   NR/A+          2,205,640
                     Limited ObligationThomas M Cooley, 5.35% due 5/1/2015
1,000,000            Michigan Housing Development Authority Rental Revenue,     NR/A+          1,035,730
                     5.60% due 4/1/2004(Insured: AMBAC)
500,000              Michigan Housing Redevelopment Authority Ltd.              Aaa/AAA        527,430
                     Obligation, 6.50% due9/15/2007 (Greenwood Villa Project;
                     Insured: FSA)
700,000              Michigan Public Power Agency Series 1997-A, 5.50% due      Aaa/AAA        725,942
                     1/1/2004 (CampbellProject; Insured: AMBAC)
1,100,000            Michigan Strategic Fund Refunding Series B, 5.125% due     Aa3/NR         1,022,736
                     9/1/2013 (HopeNetwork Project)
1,215,000            Michigan Strategic Fund Limited Obligation Refunding       NR/NR          1,281,618
                     Revenue Series 1992,6.25% due 8/15/2004 (Environmental
                     Research Institute Project)
2,000,000            Pontiac Federal Building Authority Refunding, 6.00% due    Aaa/AAA        2,138,460
                     4/1/2006 (Insured:FSA)
895,000              Pontiac Stadium Building Authority Revenue, 6.60% due      Baa3/NR        902,885
                     3/1/2000
1,530,000            Southfield Economic Development Corporation Refunding      NR/NR          1,572,136
                     Revenue N.W. 12Limited Partneship, 7.25% due 12/1/2010
1,025,000            Wayne County Building Authority Limited Tax General        A3/A-          1,123,902
                     Obligation Sinking FundSeries 1992-A, 7.80% due 3/1/2005
                     pre-refunded 3/1/02 @ 102
225,000              Wayne County Downriver System Sewage Disposal Series A,    A3/BBB-        243,956
                     7.00% due 11/1/2013
Minnesota            (0.40%)
695,000              Minneapolis Special School Distirict Certificate of        A1/A           697,328
                     Participation, 5.40%due 2/1/2001
845,000              Monticello Pollution Control Revenue Northern States       A1/AA          847,341
                     Power Co., 5.375% due2/1/2003
Mississippi          (1.50%)
3,300,000            Adams County Hospital Revenue Series 1991, 7.90% due       Aaa/NR         3,589,113
                     10/1/2008 (JeffersonDavis Memorial Hospital Project)
1,500,000            Mississippi Higher Educational Authority Series C, 7.50%   A/NR           1,566,015
                     due 9/1/2009
200,000              Mississippi Hospital Equipment and Facilities Revenue      Aaa/AAA        204,050
                     Series A, 7.25% due5/1/2000 (Baptist Medical Center
                     Project; Insured: MBIA) (ETM)
1,000,000            Mississippi Hospital Equipment Revenue, 6.40% due          Baa3/AAA       1,058,280
                     1/1/2007 (Rush FoundationProject; Guaranteed: Connie
                     Lee)
Missouri             (0.90%)
650,000              Missouri Health and Education Facilities Authority, 0%     NR/NR          573,202
                     due 7/1/2002(Missouri Baptist Medical Center Project)
                     (ETM)
545,000              Missouri State Health and Educational Facility Revenue,    NR/A           515,423
                     5.40% due 10/1/2014(Southwest Baptist University
                     Project)
2,365,000            St. Louis Board of Education General Obligation, 8.50%     Aaa/AAA        2,738,883
                     due 4/1/2004(Insured: FGIC)
Montana              (0.20%)
810,000              Montana Higher Education Student Assistance Corp Series    A/NR           863,420
                     1992-B, 7.05% due6/1/2004
Nebraska             (0.30%)
750,000              Clay County Industrial Development Revenue, 5.25% due      NR/NR          688,635
                     3/15/2014 (HybridsCooperative Project)
700,000              Nebraska Investment Finance Authority, 6.65% due           Aaa/AAA        708,561
                     3/1/2000 (Insured: MBIA)
Nevada               (0.10%)
370,000              Clark County Certificate of  Participation, 5.75% due      A/NR           371,817
                     3/17/2001 (UniversityMedical Center Project)
New Hampshire        (0.20%)
1,000,000            New Hampshire Higher Educational Health, 5.25% due         NR/A           906,180
                     10/1/2018 (FranklinPierce College Project; Insured: ACA)
New Jersey           (0.50%)
280,000              Cape May County Municipal Utilities Authority, 6.60% due   A1/A+          297,256
                     8/1/2003
460,000              Jersey County Sewer Authority, 9.00% due 1/1/2006          Aaa/AAA        464,205
                     (Insured: FGIC)
365,000              New Jersey EDA Refunding Revenue, 7.50% due 12/1/2019      A3/A           377,494
                     (Spectrum for LivingDevelopment Project; LOC: Midlantic
                     National Bank)
500,000              New Jersey Health Care - Kennedy Health Systems            Aaa/AAA        526,640
                     Obligation Group B  , 5.75%due 7/1/2008 (Insured: MBIA)
405,000              New Jersey Higher Education Student Loan Revenue Series    A/NR           425,959
                     1991-A, 7.00% due7/1/2005
New Mexico           (0.30%)
590,000              Sandia Pueblo General Obligation, 5.40% due 12/1/2003      NR/AA          600,006
                     (LOC: Norwest Bank)
600,000              Sandia Pueblo General Obligation, 5.60% due 12/1/2005      NR/AA          609,330
                     (LOC: Norwest Bank)
New York             (3.50%)
175,000              Albany Housing Authority Housing Revenue, 5.40% due        Aa3/NR         164,637
                     12/1/2018 (Lark DriveAssociates Project; LOC: Keybank)
300,000              Allegheny County IDA Civic Facilities, 7.10% due           Baa1/NR        315,528
                     9/1/2001 (AlfredUniversity Project)
1,000,000            Nassau Health Care Corporation, 6.00% due 8/1/2011         Aaa/AAA        1,053,680
450,000              New York City General Obligation Refunding, 8.25% due      Aaa/A-         451,706
                     11/1/1999  (ETM)
1,000,000            New York City General Obligation Refunding Series B,       A3/A-          1,040,110
                     7.50% due 2/1/2001
1,000,000            New York City General Obligation Series A, 6.25% due       A3/A-          1,073,220
                     8/1/2008
1,935,000            New York City General Obligation Series E, 6.00% due       Aaa/AAA        2,066,425
                     8/1/2008 (Insured:FGIC)
500,000              New York Dormitory Authority Revenue Series B, 6.25% due   Aaa/AAA        545,660
                     5/15/2014 pre-refunded 5/15/04 @ 102
2,000,000            New York Dormitory Authority Revenue Refunding, 5.20%      Baa1/BBB+      1,890,700
                     due 2/15/2013 (NorthGeneral Hospital Project)
1,000,000            New York Dormitory Authority Revenues, 5.50% due           Baa2/AA        1,011,240
                     7/1/2010 (Good SamaritanHospital; Insured: Asset
                     Guaranty)
1,400,000            New York Dormitory Authority Revenues FHA Hospital New     Aaa/AAA        1,432,018
                     York Presbyterian,5.50% due 8/1/2010
1,130,000            New York Dormitory Authority Revenues, 5.00% due           NR/AA          1,034,797
                     7/1/2014 (St. ThomasAquinas College Project)
250,000              New York Housing Finance Agency SVC Contract Obligation    Baa1/BBB+      261,155
                     Rev. Series A,6.375% due 9/15/2015
200,000              New York Local Government Assistance Corporation Series    NR/BBB+        210,904
                     1992, 6.875% due3/15/2006
1,500,000            New York Local Government Assistance Corporation Series    Aaa/A+         1,619,925
                     1992, 6.875% due4/1/2006
600,000              Oneida County Industrial Development Agency Rev            A1/NR          541,536
                     Refunding Civic FacilityPresbyterian, 5.00% due 3/1/2014
100,000              Onondaga County Industrial Development Civic Facilities    NR/A+          107,343
                     Revenue, 7.90% due1/1/2017 pre-refunded 1/1/03 @ 103
                     (LOC: Fleet Trust Company)
15,000               Valley Health Development Corporation Mortgage Revenue     NR/AAA         15,330
                     Series 1990-A, 7.85%due 2/1/2002 (Insured: FHA)
North Carolina       (0.40%)
650,000              Craven County Industrial Facilities Pollution Control      NR/NR          670,820
                     Financing AuthoritySolid Waste Revenue, 7.875% due
                     6/1/2005 (Weyerhaeuser Company Project)
1,200,000            North Carolina Eastern Municipal Power Refunding Series    Aaa/AAA        1,209,840
                     A, 5.70% due1/1/2013
North Dakota         (0.50%)
2,000,000            Burleigh County Health Care Refunding Medcenter One        Aaa/AAA        1,958,460
                     Incorporated, 5.25% due5/1/2012
365,000              Grand Forks Health Care System Revenue Bonds Series        Aaa/AAA        393,222
                     1997, 6.25% due8/15/2006 (Altra Health Systems Obligated
                     Group Project; Insured: MBIA)
Ohio                 (2.60%)
650,000              Bellefontaine Hospital Facility Revenue and Refunding      NR/BBB         670,683
                     Series 1993, 6.00%due 12/1/2002 (Mary Rutan Health-Logan
                     County Project)
250,000              Bowling Green State University General Receipts Series     A2/A           263,040
                     1991, 6.70% due6/1/2007
1,000,000            Butler County Transportation Improvement, 6.00% due        Aaa/AAA        1,072,490
                     4/1/2010 (Insured: FSA)
1,330,000            Cleveland Certificate of Participation, 7.10% due          A3/A-          1,363,130
                     7/1/2002 (Motor Vehicle &Community Equipment Project)
1,000,000            Cleveland Parking Facilities Improvement Revenue Series    NR/NR          1,116,280
                     1992, 8.00% due9/15/2012
1,500,000            Cuyahoga County Mortgage Revenue Bonds Series 1997-E,      NR/NR          1,502,085
                     5.40% due 1/1/2018put 1/1/03 (Pelton Retirement
                     Community Project; LOC: First National Bankof Ohio)
1,100,000            Franklin County Health Care Revenue Series 1995-A, 6.00%   Aa2/NR         1,128,237
                     due 11/1/2010(Heinzerling Foundation Project; LOC:
                     BancOne - Columbus)
500,000              Franklin County Hospital, 5.80% due 12/1/2005 (Doctors     A3/NR          528,220
                     Project)
1,050,000            Hamiliton County Hospital Facilities Refunding Revenue     Aa2/NR         1,104,358
                     Series 1992, 6.80%due 1/1/2008 (Episcopal Retirement
                     Homes, Inc. Project; LOC: Fifth/ThirdBank)
300,000              Hamilton County Health Care Refunding and Improvement,     NR/A           266,430
                     5.125% due 10/1/2018(Twin Towers Project)
700,000              Hamilton County Hospital Facilities Refunding Revenue      Aa2/NR         732,970
                     Series 1992, 6.55%due 1/1/2003 (Episcopal Retirement
                     Homes, Inc. Project; LOC: Fifth/ThirdBank)
510,000              Ohio Economic Development Rev. Series 1995-2, 5.60% due    NR/A-          521,353
                     6/1/2002 (WirtMetal Products Project)
760,000              Reynoldsburg Health Care Facilities Revenue Bonds Series   Aaa/NR         765,966
                     1997, 5.70% due10/20/2012
Oklahoma             (1.30%)
1,020,000            Oklahoma City Municipal Impt Authority, 0% due 7/1/2008    Aaa/AAA        636,011
                     (Insured: AMBAC)
180,000              Oklahoma City Municipal Water Sewer Series C, 0% due       Aaa/AAA        119,358
                     7/1/2007
950,000              Oklahoma City Municipal Water Sewer Series C, 0% due       Aaa/AAA        488,509
                     7/1/2011
1,485,000            Oklahoma City Municipal Water Sewer Series C, 0% due       Aaa/AAA        664,805
                     7/1/2013
75,000               Pryor Creek EDA Mortgage Revenue Refunding Series          NR/AAA         76,471
                     1991-A, 6.625% due7/1/2001 (FNMA Guaranteed)
785,000              Pushmataha County Town of Antlers Hospital Authority       NR/NR          837,265
                     Revenue Series 1991,8.75% due 6/1/2006
1,485,000            Tulsa Industrial Development Authority Hospital Revenue,   Aa3/AA         1,557,290
                     6.10% due2/15/2009 (Medical Center Project)
500,000              Tulsa Public Facilities Authority Solid Waste Revenue,     Aaa/AAA        517,660
                     5.65% due 11/1/2006(Ogden Martin Project; Insured:
                     AMBAC)
500,000              Woodward Municipal Hospital Authority Revenue Series       NR/NR          542,300
                     1994, 8.25% due11/1/2009
Oregon               (1.70%)
1,025,000            Albany Hospital Facility Authority Gross Revenue and       NR/NR          1,049,836
                     Refunding Series 1994,7.00% due 10/1/2005 (Mennonite
                     Home Project)
2,755,000            Clackamas County Hospital Facility Refunding Odd Fellows   NR/NR          2,583,474
                     Home Series A,5.70% due 9/15/2013
1,200,000            Oregon Economic Development Department Revenue Series      Aa2/NR         1,260,468
                     CLII, 7.00% due12/1/2002 (Smokecraft Project; LOC:
                     Seafirst Bank)
1,070,000            Oregon Economic Development Department Revenue Series      Aa2/NR         1,152,154
                     CLII, 7.70% due12/1/2014 (Smokecraft Project; LOC:
                     Seafirst Bank)
1,000,000            Port of Portland Industrial Revenue Series 85, 7.25% due   NR/NR          1,049,810
                     10/1/2009 (AshGrove Cement Project)
Pennsylvania         (4.10%)
500,000              Allegheny County Hospital Development, 7.00% due           NR/B           490,000
                     8/1/2015
2,050,000            Allegheny County Hospital Revenue, 6.00% due 4/1/2006      Aaa/AAA        2,178,965
                     (University ofPittsburgh Hospital; Insured: MBIA)
1,880,000            Beaver County Hospital Revenue, 6.60% due 7/1/2004         Aaa/AAA        2,023,388
                     (Insured: AMBAC)
1,320,000            Beaver County Industrial Development Authority Health      NR/AA-         600,666
                     Revenue, 0% due2/1/2010 (Guaranteed: FHA)
555,000              Chartiers Valley School District Capital Appreciation      Aaa/AAA        382,789
                     Refunding Series 2,0% due 3/1/2007  (ETM)
2,800,000            Harrisburg Authority Lease Revenue, 6.50% due 6/1/2004     Aaa/AAA        2,931,936
                     crossover refunded6/1/01 @ 101 (Insured: FSA)
800,000              Harrisburg Authority Lease Revenue Series 1991, 6.625%     Aaa/AAA        839,296
                     due 6/1/2006crossover refunded 6/1/01 @ 101 (Insured:
                     Capital Guaranty)
2,000,000            Lehigh County General Purpose Authority Revenue, 7.80%     NR/NR          2,074,880
                     due 3/15/2020 put3/15/02 (Muhlenburg Care Project; LOC:
                     United Jersey Bank)
785,000              Lehigh County General Purpose Shephard Rehab Hosp, 6.00%   Aaa/AAA        836,300
                     due 11/15/2007
290,225              Lehigh County Industrial Development Authority Revenue,    Ba3/NR         290,440
                     7.45% due 8/1/2001(Kresge Company Project)
800,000              McKeesport Area School District Series B, 0% due           NR/A           628,848
                     10/1/2004
400,000              Northeastern Pennsylvania Hospital & Education Authority   Aaa/AAA        427,108
                     Series A, 6.30%due 1/1/2005 (Insured: AMBAC)
1,000,000            Pennsylvania State Higher Educational Series A, 5.25%      Aaa/AAA        957,250
                     due 8/1/2013
970,000              Philadelphia Water & Sewer Revenue 10th Series, 7.35%      Aaa/AAA        1,056,873
                     due 9/1/2004  (ETM)
750,000              Pine Richland School District, 0% due 9/1/2003 (Insured:   Aaa/AAA        627,510
                     AMBAC)
1,000,000            Scranton Lackawanna Health & Welfare Authority, 7.125%     NR/NR          1,027,510
                     due 1/15/2013
Rhode Island         (0.60%)
595,000              Pawtucket Public Building Authority Water System           Aaa/NR         639,304
                     Revenue, 7.45% due7/1/2005
680,000              Providence Public Building Authority Revenue, 7.10% due    Baa2/NR        732,340
                     12/1/2003 (VeazieStreet School and Modular Classroom
                     Project)
355,000              Rhode Island Health & Educational Building Corporation     NR/AAA         378,373
                     Series 1991, 7.10%due 11/1/2002 (South County Hospital
                     Project)
720,000              West Warwick General Obligation, 5.90% due 1/1/2005        Aaa/AAA        749,570
                     (Insured: MBIA)
South Carolina       (1.10%)
950,000              Florence County Certificate of Participation Series,       Aaa/AAA        1,007,551
                     6.00% due 3/1/2008
860,000              Medical University Hospital Facilities Revenue, 6.00%      A3/A           859,905
                     due 7/1/2014
2,775,000            Medical University Hospital Facilities Revenue, 6.00%      A3/A           2,736,816
                     due 7/1/2019
South Dakota         (0.10%)
500,000              South Dakota Student Loan Series 1991-A, 7.60% due         NR/A+          538,085
                     8/1/2004
Tennessee            (0.50%)
900,000              Carroll County Industrial Development Board Refunding      NR/NR          910,917
                     Revenue Series 1995,7.20% due 4/1/2005 (Henry I Siegel
                     Company Project; Guarantee: CHIC byH.I.S.)
395,000              Carroll County Industrial Development Resource, 7.00%      NR/NR          395,035
                     due 4/1/2001 (Henry ISiegel Company Project; Guarantee:
                     CHIC by H.I.S.)
170,000              Copperhill Industrial Development Board, 7.80% due         Baa2/BBB       170,721
                     12/1/2000 (City ServicesCompany Project)
1,900,000            Metropolitan Government Nashville & Davidson County H &    Aaa/NR         480,092
                     E Facilities BoardRevenue, 0% due 6/1/2021
Texas                (8.80%)
1,130,000            Carroll Independent School District Capital Appreciation   Aaa/AAA        606,234
                     Refunding, 0% due2/15/2011
135,000              Chimney Hill Municipal Utility District Waterworks and     NR/NR          139,914
                     Sewer SystemUnlimited Tax and Rev Refunding Series 1991,
                     7.75% due 10/1/2011
865,000              Chimney Hill Municipal Utility District Waterworks and     NR/NR          898,571
                     Sewer SystemUnlimited Tax and Rev Refunding Series 1991,
                     7.75% due 10/1/2011
750,000              Clay Road Municipal Utility District Unlimited Tax and     NR/NR          774,375
                     Revenue Series 1991,7.625% due 9/1/2011
1,000,000            Conroe Independent School District Refunding Series        Aaa/AAA        758,640
                     1992, 0% due 2/1/2005(PSF Guaranteed)
1,000,000            Conroe Independent School District Refunding Series        Aaa/AAA        750,370
                     1992, 0% due 2/1/2005(PSF Guaranteed)
5,000,000            Coppell Independent School District Capital Appreciation   NR/AAA         2,258,700
                     Refunding, 0% due8/15/2013
2,690,000            Denison Hospital Authority Hospital, 6.125% due            NR/BBB-        2,540,005
                     8/15/2012 (Texoma MedicalCenter Incorporated Project)
3,750,000            El Paso Independent School District Capital Appreciation   Aaa/AAA        2,076,412
                     Refunding, 0% due8/15/2010
2,500,000            El Paso Independent School District Capital Appreciation   Aaa/AAA        1,296,000
                     Refunding, 0% due8/15/2011
460,000              El Paso Multi Family Housing Revenue Series A, 6.00% due   A1/NR          466,854
                     12/1/2001
590,000              El Paso Multi Family Housing Revenue Series A, 6.15% due   A1/NR          602,178
                     12/1/2002
215,000              Harris County Flood Control District, 0% due 10/1/2006     Aa2/AA         134,973
2,305,000            Harris County Health Facilities Series B, 5.55% due        Aaa/AAA        2,311,154
                     2/15/2012 (TecoProject)  (when issued)
2,435,000            Harris County Health Facilities Series B, 5.60% due        Aaa/AAA        2,437,411
                     2/15/2013 (TecoProject)  (when issued)
2,580,000            Harris County Health Facilities Series B, 5.65% due        Aaa/AAA        2,580,310
                     2/15/2014   (whenissued)
2,730,000            Harris County Health Facilities Series B, 5.70% due        Aaa/AAA        2,725,768
                     2/15/2015   (whenissued)
570,000              Harris County Municipal Utility District 118 Unlimited     Aaa/AAA        443,403
                     Tax and RevenueRefunding Series 1992, 0% due 3/1/2004
                     (Insured: MBIA)
525,000              Harris County Municipal Utility District 118 Unlimited     Aaa/AAA        379,984
                     Tax and RevenueRefunding Series 1992, 0% due 3/1/2005
                     (Insured: MBIA)
880,000              Houston Water Conveyance System Contract Certificate of    Aaa/AAA        979,387
                     ParticipationSeries F, 7.20% due 12/15/2004 (Insured:
                     AMBAC)
465,000              Hunt Memorial Hospital District, 0% due 2/15/2001          A/A            436,756
2,000,000            Leander Independent School District Unlimited Tax School   Aaa/NR         1,564,600
                     Building &Refunding Series 1992, 0% due 8/15/2005 (PSF
                     Guaranteed)
800,000              Mesquite General Obligation, 0% due 2/15/2002              Aa3/A+         718,096
800,000              Midland County Hospital District Revenue Series 1991, 0%   NR/A-          513,088
                     due 6/1/2007
1,000,000            Midlothian Independent School District Capital             Aaa/NR         504,250
                     Appreciation Refunding, 0%due 2/15/2012
1,000,000            Midlothian Independent School District Capital             Aaa/NR         396,980
                     Appreciation Refunding, 0%due 2/15/2015
1,100,000            Midlothian Independent School District Capital             Aaa/NR         407,957
                     Appreciation Refunding, 0%due 2/15/2016
2,400,000            North Central Texas Health Facility Development Texas      Aaa/AAA        2,451,528
                     Health ResourcesSystems Series B, 5.75% due 2/15/2015
500,000              North Texas Higher Education Authority Series D, 6.30%     A/NR           508,110
                     due 4/1/2010
600,000              North Texas Higher Education Authority Student Loan        A/NR           610,296
                     Revenue, 6.30% due4/1/2009
715,000              Tarrant County Health Facilities, 6.00% due 9/1/2004       Aaa/AAA        759,788
                     (Harris MethodistHealth Systems Project; Insured: AMBAC)
2,500,000            Texarkana Health Facilities Hospital Refunding Wadley      Aaa/AAA        2,603,475
                     Regional Med CenterSeries A, 5.75% due 10/1/2011
500,000              Trinity Water Revenue, 5.75% due 10/15/2000 (Livingston    A/A+           500,725
                     Project)
700,000              Waller Consolidated Independent School District, 7.25%     Aaa/AAA        798,056
                     due 2/15/2010
Utah                 (2.60%)
2,000,000            Intermountain Power Agency Revenue, 0% due 7/1/2000        Aaa/AAA        1,961,820
                     (ETM)
3,620,000            Intermountain Power Agency Revenue Refunding Series A,     Aaa/AAA        3,613,412
                     5.25% due 7/1/2011
335,000              Ogden Neighborhood Development Agency Tax Increment        A3/NR          234,627
                     Revenue, 0% due12/30/2005
2,500,000            Salt Lake County Housing Authority MFHR Refunding Series   Aa2/NR         2,585,200
                     1993, 5.40% due12/15/2018 put 12/15/03 (Summertree
                     Project; LOC: First Security Bank)
910,000              Utah Housing Finance Agency Single Family Mortgage D 2     Aa2/AA-        911,192
                     Class I, 5.85% due7/1/2015
1,990,000            Utah Housing Finance Agency, 6.05% due 7/1/2016            NR/AAA         2,020,746
Virginia             (1.60%)
500,000              Arlinton County Industrial Development Housing Mortgage    NR/A           513,180
                     Senior LienArlinton Housing, 6.30% due 7/1/2016
2,000,000            Hampton Redevelopment Housing Authority Multi Family       Baa2/NR        2,127,180
                     Housing RefundingSeries 1994, 7.00% due 7/1/2024  put
                     7/1/04 (Chase Hampton ApartmentsProject)
2,000,000            Suffolk Redevelopment Housing Authority MFHR, 7.00% due    Baa2/NR        2,127,180
                     7/1/2024  put7/1/04 (Chase Heritage @ Dulles Project)
665,000              Virginia Beach General Obligation, 5.90% due 7/15/2008     Aa2/AA         704,268
1,030,000            Virginia Housing Development Authority Series C-7, 5.40%   Aa1/AA+        1,038,271
                     due 1/1/2001
250,000              Virginia Housing Development Authority Series A, 7.10%     Aa1/AA+        257,983
                     due 1/1/2017
Washington           (4.70%)
1,000,000            Bremerton Water & Sewer Improvement Revenue Series B,      Aaa/AAA        1,054,780
                     6.00% due 9/1/2003(Insured: FGIC)
1,100,000            Clark County Industrial Revenue Solid Waste Transfer       A1/NR          1,166,594
                     Stations Series 1991,7.50% due 12/15/2006 (Columbia
                     Resource Company Project; LOC: U.S. Bank ofOregon)
450,000              Grant County Public Utility District 002 Wanapum Hydro     Aaa/AAA        470,318
                     Electric RevenueSeries C, 6.00% due 1/1/2003 (Insured:
                     AMBAC)
415,000              Grant County Public Utility District 002 Wanapum Hydro     Aaa/AAA        440,900
                     Electric RevenueSeries C, 6.00% due 1/1/2006 (Insured:
                     AMBAC)
1,040,000            Grant County Public Utility District 2 Second Series       Aaa/AAA        988,613
                     Series A, 5.00% due1/1/2013  (when issued)
1,500,000            Pilchuck Development Public Corporation IDRB Series        A1/NR          1,516,110
                     1993, 6.25% due8/1/2010 (Little Neck Properties Project;
                     LOC: U.S. Bancorp)
790,000              Port of Grays Harbor Revenue Refunding, 6.05% due          A3/BBB+        823,607
                     12/1/2002
870,000              Washington General Obligation Series A, 6.60% due          Aa1/AA+        913,230
                     2/1/2002
1,500,000            Washington Health Care Facilities Refunding Sisters of     Aaa/AAA        1,631,835
                     Providence, 6.375%due 10/1/2010
2,690,000            Washington Health Care Facilities Providence Services,     Aaa/AAA        2,743,800
                     5.50% due 12/1/2010
2,500,000            Washington Health Care Facilities Swedish Health           Aaa/NR         2,439,250
                     Services, 5.125% due11/15/2011
1,040,000            Washington Health Care Facilities Providence Services,     Aaa/AAA        1,052,033
                     5.50% due 12/1/2011
1,300,000            Washington Health Care Facilities Refunding, 5.125% due    Aaa/AAA        1,186,861
                     8/15/2017 (VirginiaMason Med Center A)
400,000              Washington Health Care Facilities Authority Revenue,       NR/A+          422,868
                     7.875% due 12/1/2009(LOC: Allied Irish Banks)
500,000              Washington Nonprofit Housing, 5.60% due 7/1/2011 (Kline    NR/AA          496,130
                     Galland CenterProject)
1,000,000            Washington Nonprofit Housing, 5.875% due 7/1/2019 (Kline   NR/AA          973,140
                     Galland CenterProject)
1,000,000            Washington Public Power Supply Capital Appreciation        Aa1/AA-        523,110
                     Refunding Ser B, 0% due7/1/2011
500,000              Washington Public Power Supply 2, 5.70% due 7/1/2008       Aaa/AAA        524,160
                     (Nuclear Project;Insured: MBIA)
400,000              Washington Public Power Supply System Series 1991-A,       Aaa/AA         424,960
                     6.75% due 7/1/2005(Project: 1)
960,000              Washington Public Power Supply System, 0% due 7/1/2010     Aa1/AA-        536,227
                     (Project: 3)
West Virginia        (1.20%)
3,100,000            West Virginia Parkway Economic Development Tourism         Aaa/AAA        3,145,973
                     Authority Series 1993,6.55% due 5/15/2002 (Insured:
                     FGIC) (Inverse Floater)
2,000,000            West Virginia Statewide Commission Lottery Revenue         Aaa/AAA        2,078,660
                     Series 1997-A, 5.50% due7/1/2005 (Insured: MBIA)
Wisconsin            (0.80%)
280,000              Bass Lake PCRB, 6.50% due 4/1/2005 (Johnson Timber Corp.   NR/NR          289,974
                     Project; SBAGuaranty)
1,000,000            Wisconsin Health and Education, 7.75% due 11/1/2015        NR/NR          1,070,260
                     (Hess Memorial HospitalProject)
835,000              Wisconsin Health and Educational Facilities United         Aaa/AAA        836,895
                     Health GroupIncorporated, 5.25% due 12/15/2009
1,200,000            Wisconsin Health and Educational Facilities Franciscan     NR/A-          1,099,932
                     Sisters Christian A,5.50% due 2/15/2018
185,000              Wisconsin Housing and Economic Development Series F,       Aa3/AA         195,047
                     7.40% due 7/1/2013
U. S. Virgin         (0.60%)
Islands
2,630,000            U.S. Virgin Islands Water & Power Authority Series A,      NR/NR          2,793,086
                     7.40% due 7/1/2011pre-refunded 7/01/01

                     TOTAL INVESTMENTS  (102%) (Cost $433,820,058)                         $ 435,924,422

* Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Advisor to be comparable with those of issuers having debt ratings in the highest grades by Moody's or S&P. ** The cost for federal income tax purpose is the same. + Credit ratings are unaudited.

                     See notes to financial statements.



Report of Independent accountants

To the Board of Trustees and Shareholders of Thornburg Investment Trust In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Intermediate Municipal Fund series of Thornburg Investment Trust (hereafter referred to as the "Fund") at September 30, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended September 30, 1998, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial statements. PricewaterhouseCoopers LLP New York, New York October 29, 1999

change in Independent accountants

Thornburg Investment Trust
On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC. The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report. On September 22, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditor.

Index comparisons
Thornburg Intermediate Municipal Fund
Index Comparison
Compares performance of Intermediate National Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, for periods ending September 30, 1999. On September 30, 1999, the weighted average securities ratings of the Index and the Fund were AA and A+, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.4 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

Thornburg Intermediate Municipal Fund
Index Comparison
Compares performance of Intermediate National Fund
I shares, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, for periods ending September 30, 1999. On September 30, 1999, the weighted average securities ratings of the Index and the Fund were AA and A+, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.4 years, respectively. Class I shares became available on July 5, 1996. Past performance of the Index and the Fund may not be indicative of future performance.











Class A Shares
Average Annual Total Returns (periods ending 9/30/99)(at max. offering price)
One year:                          (3.06)%
Five years:                         5.05%
Since inception: (7/23/91):         6.09%

Class C Shares
Average Annual Total Returns (periods ending 9/30/99)
One year:                          (1.48)%
Since inception: (9/1/94):          4.73%

Class I Shares
Average Annual Total Returns (periods ending 9/30/99)(at max. offering price)
One year:                     (0.79)%
Three years:                   4.49%
Since inception: (7/5/96):     5.14%



Y2k Update
We Are Ready for the Year 2000

Dear Shareholder,

I wish to inform you about our success with respect to being Year 2000 compliant in the computer systems used to manage your Thornburg funds investment. Your shareholder records are kept on a large computer system belonging to our transfer agent, DST Systems. Accounting data pertaining to your investment portfolio reside on large systems belonging to State Street Bank and its affiliates. We have smaller computer networks at Thornburg Investment Management to help us organize and manage our investment activities. I will describe briefly the Year 2000 status of each area.

Shareholder records for Thornburg funds are kept on computers that use a DST software system called "TA 2000." DST is one of the largest mutual fund record processors in the world, keeping shareholder records for many large mutual fund families. The TA 2000 system, as is name implies, was built with 4-digit year description fields in order to be Year 2000 compliant. To quote from DST's February 1999 newsletter, "Internal 2000 readiness testing of TA 2000 and TRA 2000 is complete. Several retests of critical TA 2000 (and TRAC 2000) functions were also completed successfully in 1998. With the completion of these internal tests, the TA 2000 (and TRAC 2000) systems are considered to be Y2K ready." There are no hedge words in the preceeding 3 sentences! I am not surprised. I first heard DST talk about taking concrete measures to deal with Y2K issues about 8 years ago. If you worry about electric power continuity, I can inform you that DST maintains its own diesel powered backup generating station adjacent to its computer facility.
Both are located in geologically stable limestone caves east of Kansas City.

Asset custody and fund accounting records of the Thornburg funds are stored on State Street Bank computers. We use a variety of software systems to carry out all activities relating to running the funds. We are informed that this software infrastructure has been 100% tested and corrected to be Year 2000 compliant. You can monitor State Street Bank's disclosure yourself on the internet website, statestreet.com.

Thornburg Investment Management has a computer network to help us carry out our daily business of managing the assets in our mutual funds. Our information technology director, Stewart Kane, has made a great effort to be certain that our software platforms are Year 2000 compliant.

We look forward to the new year.




Brian McMahon, President
Thornburg Investment Management

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200